Goodwill and Intangible Assets - Schedule of Future Amortization Expense for Intangible Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2021	$ 74,455
2022	99,003	$ 98,602
2023	81,417	98,318
2024	72,949	80,731
2025	72,949	72,263
2026		72,263
Thereafter	602,032
Thereafter		600,602
Total	$ 1,002,805	$ 1,022,779	$ 1,121,447